Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Right-of-use asset at beginning	€ 3,191
Depreciation charge of the year	(651)	€ (682)	€ (765)
Right-of-use asset at ending	2,906	3,191
Right-of-use assets
Leases
Right-of-use asset at beginning	3,191
Depreciation charge of the year	(651)
Additions to the right-of-use assets	132
Derecognition of the right-of-use assets	(15)
Foreign currency effects	249
Right-of-use asset at ending	2,906	3,191
Property
Leases
Right-of-use asset at beginning	2,892
Depreciation charge of the year	(493)
Foreign currency effects	249
Right-of-use asset at ending	2,648	2,892
Production equipment
Leases
Right-of-use asset at beginning	45
Depreciation charge of the year	(26)
Right-of-use asset at ending	19	45
Other PPE
Leases
Right-of-use asset at beginning	254
Depreciation charge of the year	(132)
Additions to the right-of-use assets	132
Derecognition of the right-of-use assets	(15)
Right-of-use asset at ending	€ 239	€ 254